Offerings	Feb. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Arcus Biosciences, Inc. 2018 Equity Incentive Plan
Amount Registered | shares	3,570,000
Proposed Maximum Offering Price per Unit	19.25
Maximum Aggregate Offering Price	$ 68,722,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,490.58
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s common stock that become issuable under the plans set forth herein as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of Registrant’s common stock, as applicable.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act and based upon the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on February 19, 2026.Represents additional shares of common stock available for issuance under the Arcus Biosciences, Inc. 2018 Equity Incentive Plan pursuant to the evergreen provisions of such plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Arcus Biosciences, Inc. 2018 Employee Stock Purchase Plan
Amount Registered | shares	1,071,000
Proposed Maximum Offering Price per Unit	16.36
Maximum Aggregate Offering Price	$ 17,521,560
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,419.73
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s common stock that become issuable under the plans set forth herein as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of Registrant’s common stock, as applicable.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act and based upon the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on February 19, 2026, multiplied by 85%.Represents additional shares of common stock available for issuance under the Arcus Biosciences, Inc. 2018 Employee Stock Purchase Plan pursuant to the evergreen provisions of such plan.